Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Balance as of January 1,	SFr (1,180)	SFr (605)
New leases	(1,530)	(792)
FX revaluation	44	(32)
Indexation for the period	(20)	(25)
Interest expense for the period	(87)	(47)
Lease payments for the period	460	321
Balance as of December 31,	SFr (2,313)	SFr (1,180)